Consolidated Statements of Comprehensive Income/(Loss) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 6,282,738	$ 6,632,838
Operating costs and expenses
Cost of goods sold	2,280,505	2,347,901
Gross profit	4,002,233	4,284,937
Other operating costs and expenses
Depreciation and amortization	803,269	956,275
Research and development	4,153,308	4,974,437
Selling, general and administrative	16,014,120	15,034,546
Total operating costs and expenses	20,970,697	20,965,258
Loss from operations	(16,968,464)	(16,680,321)
Other income/(expense)
Interest income	446,779	734,375
Interest expense	(20,542)	(20,386)
Financing costs	(82,277)	(156,999)
Research and development tax incentive income	2,204,620	3,495,930
Exchange loss	(9,539)	(30,177)
Other income	189,680	5,916,014
Total other income	2,728,721	9,938,757
Net loss before tax	(14,239,743)	(6,741,564)
Income tax benefit/(expense)	0	0
Net loss after tax	$ (14,239,743)	$ (6,741,564)
Net loss per share
Net loss per share (in per share)	$ (0.05)	$ (0.03)
Average weighted number of shares - basic and diluted (in shares)	270,384,470	212,369,435
Other comprehensive income/(loss), net of tax:
Foreign currency translation reserve	$ (13,155)	$ (40,454)
Other comprehensive loss	(13,155)	(40,454)
Comprehensive loss	(14,252,898)	(6,782,018)
Product [Member]
Revenue
Revenue	5,397,332	5,636,492
Operating costs and expenses
Cost of goods sold	1,917,978	2,032,452
Service [Member]
Revenue
Revenue	885,406	996,346
Operating costs and expenses
Cost of goods sold	$ 362,527	$ 315,449